Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ 4,280	$ 2,453	$ 382
Unrealized gain (loss) on derivative instruments (note 13)	(5,247)	579	937
Total realized and unrealized (loss) gain on derivatives	(967)	3,032	1,319
Interest rate swap agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	2,791	2,316	(994)
Unrealized gain (loss) on derivative instruments (note 13)	(5,218)	636	2,099
Forward freight agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	1,489	137	270
Unrealized gain (loss) on derivative instruments (note 13)	(29)	(57)	0
Other Contract [Member]
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	0	0	1,106
Unrealized gain (loss) on derivative instruments (note 13)	$ 0	$ 0	$ (1,162)